Summary of Significant Accounting Policies (Details 3) - shares	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share	189,750	[1]	902,834	189,750	[1]	902,834	189,750	[2]	388,886
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share	365,716		365,716	365,716		365,716	365,716

[1]	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million or a change of control transaction occurs in the future.
[2]	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future.